Schedule of Investments PIMCO Strategic Income Fund, Inc.	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 280.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 19.8%
Altar Bidco, Inc. 10.493% due 02/01/2030		$700	$620
Diamond Sports Group LLC 12.775% (LIBOR03M + 8.150%) due 05/25/2026 ~		3,121	2,945
Envision Healthcare Corp.
12.701% due 04/29/2027		2,877	2,848
16.326% due 04/28/2028		6,844	5,093
Forbes Energy Services LLC TBD% due 06/30/2023 «		66	0
Gateway Casinos & Entertainment Ltd.
12.803% due 10/15/2027		2,659	2,636
13.073% due 10/18/2027	CAD	580	426
Instant Brands Holdings, Inc. 9.953% (LIBOR03M + 5.000%) due 04/12/2028 ~		$2,501	995
Intelsat Jackson Holdings SA 9.082% due 02/01/2029		1,240	1,230
Lealand Finance Co. BV 7.840% (LIBOR01M + 3.000%) due 06/28/2024 ~		28	20
Lealand Finance Co. BV (5.840% Cash and 3.000% PIK) 8.840% (LIBOR01M + 1.000%) due 06/30/2025 ~(b)		192	129
Market Bidco Ltd. 9.427% due 11/04/2027	GBP	2,749	3,008
NAC Aviation 29 DAC 6.945% due 06/30/2026		$453	392
Poseidon Bidco SASU 8.265% (EUR003M + 5.250%) due 07/14/2028 «~	EUR	2,400	2,525
Promotora de Informaciones SA 7.555% (EUR003M + 5.250%) due 12/31/2026 ~		3,792	3,821
Promotora de Informaciones SA (5.305% Cash and 5.000% PIK) 10.305% (EUR003M + 2.970%) due 06/30/2027 ~(b)		547	541
PUG LLC 8.340% (LIBOR01M + 3.500%) due 02/12/2027 ~		$15	11
Softbank Vision Fund 5.000% due 12/21/2025 «		1,780	1,676
Steenbok Lux Finco 2 SARL 10.000% (LIBOR03M + 10.000%) due 06/30/2023 ~	EUR	4,640	2,224
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 06/30/2023 ~(b)		5,008	3,584
Syniverse Holdings, Inc. 11.898% due 05/13/2027		$3,695	3,290
Team Health Holdings, Inc. 7.590% (LIBOR01M + 2.750%) due 02/06/2024 ~		1,648	1,418
U.S. Renal Care, Inc. 9.875% (LIBOR01M + 5.000%) due 06/26/2026 ~		54	37
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)		7	5
Windstream Services LLC TBD% - 11.157% due 09/21/2027 «		17	15

Total Loan Participations and Assignments (Cost $50,531)			39,489

CORPORATE BONDS & NOTES 49.1%
BANKING & FINANCE 22.6%
ADLER Group SA 1.875% due 01/14/2026	EUR	200	87
Armor Holdco, Inc. 8.500% due 11/15/2029 (k)		$2,400	1,956
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (k)	EUR	400	373
2.625% due 04/28/2025 (k)		2,100	2,082
3.625% due 09/24/2024		1,300	1,343
7.677% due 01/18/2028 •		400	365
8.000% due 01/22/2030 •		1,304	1,266
8.500% due 09/10/2030 •		400	389
10.500% due 07/23/2029 (k)		1,360	1,432
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	400	100
Barclays PLC
2.894% due 11/24/2032 •		$200	161
7.437% due 11/02/2033 •(k)		800	885

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

CaixaBank SA 6.208% due 01/18/2029 •		1,200	1,208
Corestate Capital Holding SA
1.375% due 11/28/2049 ^	EUR	700	121
3.500% due 04/15/2023 ^(c)		600	108
Country Garden Holdings Co. Ltd.
5.400% due 05/27/2025		$1,000	658
6.150% due 09/17/2025		200	129
Credit Suisse AG AT1 Claim ^		600	34
Credit Suisse Group AG
6.373% due 07/15/2026 •(k)		1,500	1,453
6.442% due 08/11/2028 •(k)		3,050	3,033
6.537% due 08/12/2033 •(k)		1,350	1,390
Deutsche Bank AG
3.547% due 09/18/2031 •		300	246
6.720% due 01/18/2029 •(k)		600	596
Essential Properties LP 2.950% due 07/15/2031		100	74
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (k)		2,400	2,103
GLP Capital LP 3.250% due 01/15/2032		100	81
HSBC Holdings PLC
2.804% due 05/24/2032 •		200	163
6.254% due 03/09/2034 •(k)		3,000	3,139
Huarong Finance Co. Ltd.
4.500% due 05/29/2029 (k)		1,800	1,305
4.625% due 06/03/2026		200	168
4.750% due 04/27/2027		200	162
KBC Group NV 5.796% due 01/19/2029 •(k)		500	504
NatWest Group PLC 6.016% due 03/02/2034 •(k)		1,700	1,763
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		3,400	3,460
Societe Generale SA
6.446% due 01/10/2029 •(k)		2,000	2,008
6.691% due 01/10/2034 •(k)		3,500	3,584
SVB Financial Group
1.800% due 02/02/2031 ^(c)		502	287
2.100% due 05/15/2028 ^(c)		100	60
4.000% due 05/15/2026 ^(c)(h)		100	7
4.570% due 04/29/2033 ^(c)		600	349
UniCredit SpA 7.830% due 12/04/2023 (k)		2,240	2,261
Uniti Group LP
6.000% due 01/15/2030		2,738	1,605
10.500% due 02/15/2028		251	244
VICI Properties LP
4.500% due 09/01/2026 (k)		350	330
5.750% due 02/01/2027 (k)		2,000	1,965

			45,037

INDUSTRIALS 22.3%
AA Bond Co. Ltd. 5.500% due 07/31/2050 (k)	GBP	797	897
Air Canada Pass-Through Trust 3.600% due 09/15/2028 (k)		$1,811	1,678
American Airlines Pass-Through Trust
3.000% due 04/15/2030 (k)		144	128
3.350% due 04/15/2031 (k)		908	813
3.700% due 04/01/2028 (k)		1,382	1,267
Amgen, Inc.
5.750% due 03/02/2063 (k)		600	623
Carvana Co. 10.250% due 05/01/2030		900	513
CDW LLC 3.569% due 12/01/2031 (k)		700	603
CGG SA
7.750% due 04/01/2027 (k)	EUR	416	385
8.750% due 04/01/2027 (k)		$4,612	3,851
CVS Pass-Through Trust 7.507% due 01/10/2032 (k)		582	628
DTEK Energy BV (3.500% Cash and 4.000% PIK) 7.500% due 12/31/2027 (b)		2,296	679
Exela Intermediate LLC 11.500% due 07/15/2026		48	6
Gazprom PJSC Via Gaz Capital SA 8.625% due 04/28/2034 ^(c)		1,710	1,607
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (k)		7,256	6,670
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (k)		6,000	5,437
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)		54	60

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (k)		1,164	1,031
Sands China Ltd. 5.900% due 08/08/2028 (k)		767	729
Topaz Solar Farms LLC 4.875% due 09/30/2039		742	613
U.S. Renal Care, Inc. 10.625% due 07/15/2027		4,154	1,097
United Airlines Pass-Through Trust 4.150% due 02/25/2033		75	68
Valaris Ltd. (8.250% Cash or 12.000% PIK)
8.250% due 04/30/2028 (b)(k)		1,960	1,991
8.250% due 04/30/2028 (b)		9	9
Vale SA 3.202% due 12/29/2049 ~(h)	BRL	50,000	3,495
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (b)(k)		$10,800	9,612

			44,490

UTILITIES 4.2%
FEL Energy SARL 5.750% due 12/01/2040 (k)		1,201	992
NGD Holdings BV 6.750% due 12/31/2026 (k)		1,479	961
Oi SA 10.000% due 07/27/2025 ^(c)		3,220	253
Pacific Gas & Electric Co.
3.750% due 08/15/2042		100	71
4.000% due 12/01/2046 (k)		200	142
4.200% due 03/01/2029 (k)		1,300	1,190
4.200% due 06/01/2041 (k)		200	158
4.300% due 03/15/2045 (k)		950	716
4.450% due 04/15/2042		220	173
4.750% due 02/15/2044 (k)		1,492	1,200
Peru LNG SRL 5.375% due 03/22/2030 (k)		2,800	2,240
Rio Oil Finance Trust 9.250% due 07/06/2024 (k)		202	205

			8,301

Total Corporate Bonds & Notes (Cost $118,343)			97,828

MUNICIPAL BONDS & NOTES 2.3%
CALIFORNIA 0.9%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		90	83
3.487% due 06/01/2036		1,000	838
3.850% due 06/01/2050		1,000	905

			1,826

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035		15	16

PUERTO RICO 0.3%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043		1,092	476

WEST VIRGINIA 1.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)		25,300	2,246

Total Municipal Bonds & Notes (Cost $5,312)			4,564

U.S. GOVERNMENT AGENCIES 153.9%
Fannie Mae
0.000% due 02/25/2052 •(a)(k)		128,718	2,438
0.000% due 08/25/2054 ~(a)(k)		5,035	217
1.150% due 12/25/2042 ~(a)		2,871	75
1.155% due 10/25/2049 ~(a)(k)		6,491	706
1.205% due 02/25/2049 •(a)		73	8
1.255% due 07/25/2050 •(a)(k)		983	108
1.905% due 07/25/2041 •(a)(k)		389	36
2.500% due 12/25/2027 (a)(k)		846	32
3.000% due 06/25/2050 (a)(k)		1,172	234
3.500% due 07/25/2036 (a)(k)		3,310	378
3.500% due 07/25/2042 - 12/25/2049 (a)		404	49
4.000% due 06/25/2050 (a)(k)		631	115
4.135% due 09/01/2028 •		2	2
4.250% due 11/25/2024 (k)		32	31

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

4.320% due 12/01/2028 •	10	10
4.325% due 11/01/2027 •	7	7
4.500% due 07/25/2040 (k)	385	384
4.525% due 03/01/2032 •	33	32
4.779% due 12/25/2042 ~	16	16
4.841% due 02/25/2042 ~	258	254
5.000% due 07/25/2037 (a)	513	81
5.000% due 01/25/2038 - 07/25/2038 (k)	2,646	2,680
5.159% due 10/25/2042 ~	7	7
5.499% due 10/25/2042 ~	192	197
5.500% due 11/25/2032 - 04/25/2035 (k)	2,763	2,809
5.750% due 06/25/2033	11	12
5.807% due 08/25/2043	818	818
6.000% due 09/25/2031 (k)	77	79
6.000% due 01/25/2044	583	598
6.500% due 06/25/2023 - 11/01/2047	1,832	1,892
6.500% due 09/25/2031 - 03/25/2032 (k)	288	299
6.850% due 12/18/2027	3	3
7.000% due 06/18/2027 - 01/01/2047	485	502
7.000% due 02/25/2035 (k)	49	51
7.000% due 09/25/2041 ~	191	188
7.500% due 11/25/2026 - 06/25/2044	481	492
7.500% due 06/19/2041 ~	60	62
7.982% due 06/19/2041 ~	491	529
8.500% due 06/18/2027 - 06/25/2030	72	73
10.595% due 07/25/2029 •	660	724
Freddie Mac
0.000% due 08/15/2036 - 11/15/2038 ~(a)(k)	12,110	482
0.000% due 11/15/2048 •(a)(k)	5,519	190
1.155% due 04/25/2048 ~(a)(k)	15,884	2,149
1.155% due 11/25/2049 •(a)(k)	12,311	1,588
1.305% due 05/25/2050 •(a)(k)	681	86
2.010% due 11/25/2045 ~(a)	5,336	418
3.000% due 11/25/2050 - 01/25/2051 (a)(k)	9,343	1,451
3.500% due 05/25/2050 (a)	530	107
4.262% due 12/01/2026 •	2	2
4.341% due 07/25/2032 ~	67	65
5.500% due 04/01/2039 - 06/15/2041 (k)	2,235	2,331
6.000% due 12/15/2028 - 03/15/2035 (k)	714	739
6.000% due 04/15/2031 - 02/01/2034	70	71
6.500% due 09/15/2023 - 09/01/2047	1,703	1,790
6.500% due 10/15/2023 - 07/15/2032 (k)	1,268	1,319
6.500% due 09/25/2043 ~	34	35
6.900% due 09/15/2023	5	5
7.000% due 05/15/2023 - 10/25/2043	500	523
7.000% due 01/15/2024 - 06/15/2031 (k)	707	736
7.500% due 05/15/2024 (k)	15	15
7.500% due 12/01/2025 - 02/25/2042	410	420
8.000% due 07/01/2024 - 04/15/2030	52	52
9.995% due 10/25/2029 •	650	695
12.395% due 12/25/2027 •	1,464	1,489
Ginnie Mae
1.289% due 08/20/2049 - 09/20/2049 •(a)(k)	38,611	4,328
1.289% due 09/20/2049 ~(a)(k)	13,728	1,496
1.439% due 06/20/2047 •(a)(k)	5,537	564
6.000% due 04/15/2029 - 12/15/2038	533	548
6.500% due 11/20/2024 - 10/20/2038	199	204
7.000% due 07/15/2025 - 06/15/2026	6	6
7.500% due 06/15/2023 - 03/15/2029	234	234
8.500% due 02/15/2031	6	6
Ginnie Mae, TBA
4.000% due 04/01/2053	12,000	11,377
4.500% due 05/01/2053	100	99
U.S. Small Business Administration
4.625% due 02/01/2025	15	14
5.510% due 11/01/2027	73	73
5.780% due 08/01/2027	4	4
5.820% due 07/01/2027	7	7
Uniform Mortgage-Backed Security
4.000% due 06/01/2047 - 03/01/2048	378	369
4.000% due 09/01/2047 (k)	5,376	5,233
4.500% due 09/01/2023 - 08/01/2041	127	127
6.000% due 12/01/2032 - 09/01/2037	359	373
6.000% due 04/01/2035 - 06/01/2040 (k)	1,608	1,677
6.500% due 09/01/2028 - 02/01/2038	713	746
8.000% due 12/01/2024 - 11/01/2031	66	67
Uniform Mortgage-Backed Security, TBA
6.000% due 04/01/2053 - 05/01/2053	191,700	195,618
6.500% due 04/01/2053 - 05/01/2053	47,400	48,853
Vendee Mortgage Trust
6.500% due 03/15/2029	41	40
6.750% due 02/15/2026 - 06/15/2026	23	24

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

7.500% due 09/15/2030		810	859

Total U.S. Government Agencies (Cost $322,127)			306,932

NON-AGENCY MORTGAGE-BACKED SECURITIES 28.6%
Adjustable Rate Mortgage Trust
4.642% due 07/25/2035 ~		176	155
4.702% due 08/25/2035 ~		113	108
Ashford Hospitality Trust 6.084% due 04/15/2035 ~		2,200	2,058
Banc of America Mortgage Trust 3.901% due 02/25/2035 ~		4	4
Bancorp Commercial Mortgage Trust 8.434% due 08/15/2032 ~		2,267	2,251
BCAP LLC Trust 5.194% due 07/26/2036 ~		161	133
Bear Stearns ALT-A Trust 3.841% due 08/25/2036 ^~		211	108
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~		143	135
5.758% due 12/11/2040 ~		517	476
Citigroup Commercial Mortgage Trust 5.084% due 12/10/2049 ~		984	452
Citigroup Mortgage Loan Trust 7.000% due 09/25/2033		1	1
Commercial Mortgage Loan Trust 6.210% due 12/10/2049 ~		777	196
Commercial Mortgage Trust 10.685% due 12/15/2038 ~		1,380	1,015
Countrywide Alternative Loan Trust 5.265% due 07/25/2046 ^•		971	806
Countrywide Home Loan Mortgage Pass-Through Trust
4.229% due 08/25/2034 ~		160	146
5.485% due 03/25/2035 •		718	594
6.715% due 03/25/2046 ^•		939	606
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		236	238
7.500% due 06/25/2035 ^		49	48
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.000% due 02/25/2034		202	202
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 03/25/2036 ^		731	130
Eurosail PLC
5.871% due 09/13/2045 •	GBP	1,582	1,748
6.521% due 09/13/2045 •		1,130	1,231
8.121% due 09/13/2045 ~		960	1,153
Freddie Mac
12.060% due 10/25/2041 •(k)		$2,800	2,609
12.360% due 11/25/2041 ~(k)		2,800	2,607
GC Pastor Hipotecario 2.816% due 06/21/2046 ~	EUR	800	745
GMAC Mortgage Corp. Loan Trust 3.415% due 08/19/2034 ~		$17	14
GS Mortgage Securities Corp. 8.228% due 08/15/2039 ~		3,400	3,385
GS Mortgage Securities Corp. Trust 4.599% due 10/10/2032 ~		2,600	2,325
GSAA Home Equity Trust 6.000% due 04/01/2034		402	393
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043		1,345	1,377
7.500% due 06/19/2027 ~		13	12
8.000% due 09/19/2027 ~		297	279
GSR Mortgage Loan Trust
5.175% due 12/25/2034 •		66	56
6.500% due 01/25/2034		4	4
IM Pastor Fondo de Titluzacion Hipotecaria 2.890% due 03/22/2043 ~	EUR	227	188
JP Morgan Chase Commercial Mortgage Securities Trust 11.075% due 11/15/2038 •(k)		$2,200	1,960
JP Morgan Mortgage Trust
4.168% due 10/25/2036 ^~		716	582
5.500% due 06/25/2037 ^		21	20
LUXE Commercial Mortgage Trust 7.434% due 10/15/2038 •		3,016	2,846
MASTR Adjustable Rate Mortgages Trust 3.924% due 10/25/2034 ~		232	203
MASTR Alternative Loan Trust
6.250% due 07/25/2036		233	139
6.500% due 03/25/2034		469	476
7.000% due 04/25/2034		19	20
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		2,360	1,706
7.500% due 07/25/2035		1,198	893
MFA Trust 3.661% due 01/26/2065 ~		300	244

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

Morgan Stanley Re-REMIC Trust 3.518% due 12/26/2046 ~		7,097	6,190
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		509	457
7.500% due 03/25/2034 ^		1,555	1,378
7.500% due 10/25/2034 ^		1,526	1,377
Newgate Funding PLC
4.207% due 12/15/2050 •	EUR	1,209	1,203
4.457% due 12/15/2050 •		1,209	1,156
RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		$2,292	1,328
6.250% due 12/26/2036 ~		5,221	1,923
Residential Accredit Loans, Inc. Trust 6.000% due 08/25/2035 ^		797	675
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		180	183
8.500% due 11/25/2031		638	325
8.500% due 12/25/2031		8	4
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^		2,167	1,313
WaMu Mortgage Pass-Through Certificates Trust 3.312% due 05/25/2035 ~		53	51
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		31	30
7.500% due 04/25/2033		109	110
Wells Fargo Commercial Mortgage Trust 4.928% due 12/15/2039 ~(k)		2,558	2,256

Total Non-Agency Mortgage-Backed Securities (Cost $63,400)			57,036

ASSET-BACKED SECURITIES 8.8%
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2023		200	3
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 8.370% due 11/25/2032 ^~		39	1
Bear Stearns Asset-Backed Securities Trust 3.248% due 09/25/2034 •		150	145
Conseco Finance Corp. 6.530% due 02/01/2031 ~		57	49
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031		1,419	442
Countrywide Asset-Backed Certificates Trust
4.394% due 11/25/2034 •(k)		2,297	1,767
5.045% due 06/25/2037 ^•(k)		1,465	1,401
5.105% due 12/25/2036 ^•(k)		2,014	1,814
ECAF Ltd. 4.947% due 06/15/2040		1,345	903
Elmwood CLO Ltd. 0.000% due 04/20/2034 ~		1,213	894
Encore Credit Receivables Trust 5.580% due 07/25/2035 •		576	518
Exeter Automobile Receivables Trust 0.000% due 05/15/2031 «(f)		7	1,916
Flagship Credit Auto Trust 0.000% due 12/15/2025 «(f)		12	844
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~		500	229
Marlette Funding Trust
0.000% due 12/15/2028 «(f)		6	324
0.000% due 04/16/2029 «(f)		10	596
0.000% due 07/16/2029 «(f)		7	523
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		10,400	3,161
Oakwood Mortgage Investors, Inc. 4.914% due 06/15/2032 ~		1	1
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(f)		5	1,393
0.000% due 02/16/2055 «(f)		0	595

Total Asset-Backed Securities (Cost $37,492)			17,519

SOVEREIGN ISSUES 1.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ		515	130
1.000% due 07/09/2029		269	75
1.500% due 07/09/2035 þ		904	219
1.500% due 07/09/2046 þ		115	31
3.500% due 07/09/2041 þ(k)		1,880	528
3.875% due 01/09/2038 þ(k)		4,388	1,369
Ghana Government International Bond
6.375% due 02/11/2027 ^(c)		323	117
7.875% due 02/11/2035 ^(c)(k)		388	136
Venezuela Government International Bond
8.250% due 10/13/2024 ^(c)		13	2

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

9.250% due 09/15/2027 ^(c)	171	18

Total Sovereign Issues (Cost $5,069)		2,625

	SHARES
COMMON STOCKS 4.9%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (d)	291,816	350

CONSUMER DISCRETIONARY 0.3%
iHeartMedia, Inc. 'A' (d)	68,102	265
iHeartMedia, Inc. 'B' «(d)	52,880	186
Promotora de Informaciones SA (d)	207,627	82

		533

ENERGY 0.0%
Axis Energy Services 'A' «(d)(i)	422	14

FINANCIALS 1.5%
Banca Monte dei Paschi di Siena SpA (d)	323,500	704
Intelsat Emergence SA «(d)(i)	98,667	2,417

		3,121

INDUSTRIALS 2.9%
Neiman Marcus Group Ltd. LLC «(d)(i)	32,851	5,076
Syniverse Holdings, Inc. «(i)	787,403	742
Westmoreland Mining Holdings «(d)(i)	70	0

		5,818

Total Common Stocks (Cost $12,937)		9,836

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)	10,583	66

Total Rights (Cost $0)		66

WARRANTS 0.2%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	711	2
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	10,308	72

		74

INFORMATION TECHNOLOGY 0.2%
Windstream Holdings LLC - Exp. 9/21/2055 «	28,052	380

Total Warrants (Cost $2,791)		454

PREFERRED SECURITIES 3.6%
FINANCIALS 3.6%
Capital Farm Credit ACA 5.000% due 03/15/2026 •(h)	1,300,000	1,200
Charles Schwab Corp. 4.000% due 12/01/2030 •(h)	100,000	79
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)	1,000,000	862
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)	4,760,000	4,985
SVB Financial Group 4.700% due 11/15/2031 ^(c)(h)	26,000	2

Total Preferred Securities (Cost $9,105)		7,128

REAL ESTATE INVESTMENT TRUSTS 0.7%
REAL ESTATE 0.7%
CBL & Associates Properties, Inc.	2,011	52
Uniti Group, Inc.	54,523	194
VICI Properties, Inc.	33,427	1,090

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

Total Real Estate Investment Trusts (Cost $850)			1,336

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.1%
REPURCHASE AGREEMENTS (j) 5.7%			11,381

ARGENTINA TREASURY BILLS 0.0%
8.517% due 09/18/2023 (f)(g)	ARS	23,921	57

U.S. TREASURY BILLS 1.4%
4.653% due 04/06/2023 - 05/25/2023 (e)(f)		$2,749	2,745

Total Short-Term Instruments (Cost $14,192)			14,183

Total Investments in Securities (Cost $642,149)			558,996

Total Investments 280.3% (Cost $642,149)			$558,996
Financial Derivative Instruments (l)(m) (0.4)%(Cost or Premiums, net $9,430)			(731)
Other Assets and Liabilities, net (179.9)%			(358,844)

Net Assets 100.0%			$199,421

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Axis Energy Services 'A'	07/01/2021	$6	$14	0.01%
Intelsat Emergence SA	06/19/2017 - 02/23/2022	6,775	2,417	1.21
Neiman Marcus Group Ltd. LLC	09/25/2020	1,058	5,076	2.55
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2022	773	742	0.37
Westmoreland Mining Holdings	03/26/2019	0	0	0.00

$8,612	$8,249	4.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$481	U.S. Treasury Notes 2.250% due 11/15/2025	$(490)	$481	$481
RCY	4.920	03/31/2023	04/03/2023	10,900	U.S. Treasury Notes 0.625% due 05/15/2030	(11,175)	10,900	10,904

Total Repurchase Agreements	$(11,665)	$11,381	$11,385

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	5.300%	03/23/2023	06/01/2023	$(1,044)	$(1,046)
BOS	5.100	01/10/2023	04/12/2023	(2,821)	(2,854)
BPS	5.470	03/09/2023	07/07/2023	(5,794)	(5,815)
5.500	03/10/2023	07/11/2023	(8,171)	(8,199)
5.500	03/14/2023	07/14/2023	(9,256)	(9,283)
5.550	03/01/2023	07/31/2023	(4,072)	(4,091)
5.970	03/09/2023	07/07/2023	(3,939)	(3,955)
6.270	03/09/2023	07/07/2023	(3,333)	(3,346)
BRC	6.270	01/06/2023	06/06/2023	(1,417)	(1,438)
BYR	5.300	03/30/2023	09/27/2023	(508)	(508)
5.520	03/17/2023	09/08/2023	(5,668)	(5,682)
5.540	03/23/2023	09/20/2023	(679)	(680)
CEW	4.400	02/20/2023	TBD(3)	GBP	(651)	(807)
CIB	5.390	01/17/2023	07/17/2023	$(786)	(795)
IND	5.070	12/05/2022	04/03/2023	(391)	(397)
5.370	04/03/2023	08/03/2023	(448)	(448)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

JML	2.500	09/14/2022	TBD(3)	EUR	(767)	(840)
	3.050	09/14/2022	TBD(3)		(1,896)	(2,076)
	5.250	03/24/2023	05/05/2023		$(1,903)	(1,906)
JPS	5.690	01/03/2023	04/03/2023		(1,774)	(1,799)
	6.050	04/03/2023	10/02/2023		(1,770)	(1,770)
MEI	2.700	01/06/2023	04/06/2023	EUR	(320)	(349)
RCY	4.770	01/17/2023	04/17/2023		$(1,611)	(1,627)
	5.000	02/27/2023	05/26/2023		(6,013)	(6,042)
	5.400	01/17/2023	07/17/2023		(2,399)	(2,427)
	5.600	02/14/2023	08/14/2023		(1,674)	(1,687)
	5.660	02/17/2023	09/18/2023		(1,580)	(1,591)
RDR	5.480	03/30/2023	05/30/2023		(3,359)	(3,361)
SAL	4.890	03/13/2023	04/13/2023		(7,133)	(7,154)
	5.100	02/15/2023	05/16/2023		(1,511)	(1,521)
SCX	4.530	10/07/2022	04/06/2023		(3,191)	(3,263)
	4.530	03/03/2023	04/06/2023		(1,826)	(1,833)
	5.000	03/08/2023	04/10/2023		(2,613)	(2,623)
SOG	4.900	10/12/2022	04/12/2023		(1,629)	(1,667)
	5.000	03/24/2023	TBD(3)		(401)	(402)
	5.070	03/24/2023	TBD(3)		(228)	(228)
	5.520	02/02/2023	08/02/2023		(623)	(629)
	5.540	02/06/2023	08/03/2023		(893)	(900)
TDM	4.970	03/24/2023	TBD(3)		(1,587)	(1,590)
	4.990	03/24/2023	TBD(3)		(3,212)	(3,216)
	5.310	03/28/2023	06/28/2023		(9,696)	(9,704)
ULO	3.300	02/22/2023	05/22/2023	EUR	(4,395)	(4,784)
	5.260	01/19/2023	04/19/2023		$(502)	(507)
	5.630	01/09/2023	06/08/2023		(1,369)	(1,387)

Total Reverse Repurchase Agreements						$(116,227)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.2)%
Uniform Mortgage-Backed Security, TBA		2.000%	04/01/2038	$300	$(266)	$(271)
Uniform Mortgage-Backed Security, TBA		2.000	05/01/2053	1,950	(1,609)	(1,614)
Uniform Mortgage-Backed Security, TBA		2.500	04/01/2053	600	(510)	(517)

Total Short Sales (1.2)%					$(2,385)	$(2,402)

(k)					Securities with an aggregate market value of $132,478 and cash of $735 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(130,187) at a weighted average interest rate of 3.227%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)					Open maturity reverse repurchase agreement.
(l)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	10	$(2,393)	$40	$0	$0
3-Month SOFR Active Contract December Futures	03/2025	4	(969)	9	0	(1)
3-Month SOFR Active Contract December Futures	03/2026	5	(1,213)	10	0	(1)
3-Month SOFR Active Contract June Futures	09/2024	6	(1,447)	17	0	(1)
3-Month SOFR Active Contract June Futures	09/2025	4	(970)	8	0	(1)
3-Month SOFR Active Contract March Futures	06/2024	7	(1,682)	24	0	(1)
3-Month SOFR Active Contract March Futures	06/2025	4	(970)	8	0	0
3-Month SOFR Active Contract March Futures	06/2026	4	(971)	8	0	(1)
3-Month SOFR Active Contract September Futures	12/2024	6	(1,451)	15	0	(1)
3-Month SOFR Active Contract September Futures	12/2025	4	(970)	8	0	(1)

Total Futures Contracts			$147		$0	$(8)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2052	GBP	5,900	$680	$2,789	$3,469	$38	$0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		$8,800	(1)	109	108	0	(7)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		4,400	0	54	54	0	(4)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		700	0	13	13	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		11,200	(763)	(516)	(1,279)	25	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		28,200	(1,308)	(922)	(2,230)	66	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		47,200	3,512	(328)	3,184	0	(117)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		2,810	(113)	(296)	(409)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		73,390	(5,265)	(1,924)	(7,189)	236	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		13,700	(1,410)	280	(1,130)	48	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		112,370	8,956	10,330	19,286	0	(427)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		46,980	1,980	3,995	5,975	0	(211)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		880	(39)	(73)	(112)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		12,400	(1,625)	303	(1,322)	60	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		3,695	(52)	7	(45)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		2,800	(106)	(718)	(824)	27	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		6,900	1,128	562	1,690	0	(69)
Receive	1-Year BRL-CDI	11.788	Maturity	01/04/2027	BRL	40,300	0	83	83	0	(1)
Pay	1-Year BRL-CDI	12.015	Maturity	01/04/2027		39,700	0	(49)	(49)	1	0
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	11,200	624	(792)	(168)	0	(2)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		1,300	(183)	189	6	0	(1)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023		$3,400	(76)	104	28	1	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		85,300	(3)	2,798	2,795	32	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		32,500	(1,241)	1,730	489	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		14,000	46	612	658	0	(6)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		8,400	399	(34)	365	0	(9)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		3,200	0	298	298	0	(8)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		2,130	0	195	195	0	(5)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		3,500	0	308	308	0	(9)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		1,000	0	89	89	0	(3)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027		3,400	(12)	(261)	(273)	8	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		3,800	0	421	421	0	(11)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	08/25/2028		11,363	0	1,282	1,282	0	(32)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		7,141	126	(877)	(751)	21	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		2,365	0	274	274	0	(7)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029		8,600	(33)	(872)	(905)	27	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		44,200	3,508	(4,599)	(1,091)	150	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		4,500	(68)	(467)	(535)	15	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		4,805	28	779	807	0	(19)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		12,200	(187)	1,736	1,549	0	(53)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		4,400	(32)	1,082	1,050	0	(43)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		4,100	(9)	1,172	1,163	0	(39)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		1,400	(5)	369	364	0	(14)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		5,700	576	1,540	2,116	0	(49)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051		3,500	0	1,192	1,192	0	(32)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	04/08/2051		2,100	0	(636)	(636)	20	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	09/06/2024	EUR	15,100	2	764	766	27	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		3,500	303	1,235	1,538	0	(5)
Receive(1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,700	23	140	163	1	0

Total Swap Agreements							$9,360	$23,470	$32,830	$837	$(1,184)

Cash of $6,731 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

(1)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2023	EUR	10,957	$11,730	$0	$(153)
05/2023	PEN	1,801	470	0	(8)
BPS	04/2023	EUR	162	173	0	(3)
04/2023	$469	EUR	431	0	(1)
04/2023	189	MXN	3,442	1	0
06/2023	MXN	3,491	$189	0	(1)
CBK	04/2023	BRL	7,165	1,381	0	(32)
04/2023	GBP	1,696	2,046	0	(47)
04/2023	$1,410	BRL	7,165	3	0
04/2023	209	PEN	825	10	0
05/2023	PEN	705	$177	0	(9)
08/2023	562	144	0	(4)
DUB	04/2023	BRL	2,713	534	0	(1)
04/2023	$509	BRL	2,713	26	0
04/2023	137	EUR	129	3	0
07/2023	BRL	2,757	$509	0	(26)
GLM	04/2023	4,474	881	0	(2)
04/2023	MXN	766	38	0	(4)
04/2023	$825	BRL	4,474	58	0
05/2023	492	PEN	1,959	27	0
05/2023	ZAR	295	$18	1	0
MBC	04/2023	EUR	289	307	0	(7)
04/2023	$1,390	EUR	1,294	14	0
MYI	04/2023	GBP	453	$543	0	(16)
RBC	04/2023	MXN	2,663	128	0	(19)
04/2023	$6,960	GBP	5,653	14	0
05/2023	GBP	4,789	$5,905	0	(6)
07/2023	$1	MXN	12	0	0
SCX	04/2023	EUR	10,957	$11,730	0	(153)
04/2023	$216	GBP	180	6	0
TOR	04/2023	CAD	612	$451	0	(2)
04/2023	GBP	3,684	4,431	0	(114)
04/2023	$155	CAD	210	0	0
05/2023	CAD	210	$155	0	0
UAG	04/2023	$296	CAD	403	2	0
05/2023	CAD	403	$296	0	(2)

Total Forward Foreign Currency Contracts	$165	$(610)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	1.447%	$500	$70	$(1)	$69	$0

Total Swap Agreements	$70	$(1)	$69	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$35,273	$4,216	$39,489
Corporate Bonds & Notes
Banking & Finance	0	45,037	0	45,037
Industrials	0	44,490	0	44,490
Utilities	0	8,301	0	8,301
Municipal Bonds & Notes
California	0	1,826	0	1,826
Illinois	0	16	0	16
Puerto Rico	0	476	0	476
West Virginia	0	2,246	0	2,246
U.S. Government Agencies	0	306,932	0	306,932
Non-Agency Mortgage-Backed Securities	0	57,036	0	57,036
Asset-Backed Securities	0	11,328	6,191	17,519
Sovereign Issues	0	2,625	0	2,625
Common Stocks
Communication Services	350	0	0	350
Consumer Discretionary	347	0	186	533
Energy	0	0	14	14
Financials	704	0	2,417	3,121
Industrials	0	0	5,818	5,818
Rights
Financials	0	0	66	66
Warrants
Financials	0	0	74	74
Information Technology	0	0	380	380
Preferred Securities
Financials	0	7,128	0	7,128
Real Estate Investment Trusts
Real Estate	1,336	0	0	1,336
Short-Term Instruments
Repurchase Agreements	0	11,381	0	11,381
Argentina Treasury Bills	0	57	0	57
U.S. Treasury Bills	0	2,745	0	2,745

Total Investments	$2,737	$536,897	$19,362	$558,996

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,402)	$0	$(2,402)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	837	0	837
Over the counter	0	234	0	234

$0	$1,071	$0	$1,071
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,192)	0	(1,192)
Over the counter	0	(610)	0	(610)

$0	$(1,802)	$0	$(1,802)

Total Financial Derivative Instruments	$0	$(731)	$0	$(731)

Totals	$2,737	$533,764	$19,362	$555,863

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2023:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$12,340	$2,678	$(1,089)	$(165)	$(25)	$(415)	$15	$(9,123)	$4,216	$356
Corporate Bonds & Notes
Banking & Finance	2,899	0	(2,808)	0	208	(299)	0	0	0	0
Industrials	14,118	235	0	42	0	(1,133)	0	(13,262)	0	0
Asset-Backed Securities	8,827	0	0	0	0	(2,636)	0	0	6,191	(2,637)
Common Stocks
Consumer Discretionary	376	0	0	0	0	(190)	0	0	186	(190)
Energy	6	0	0	0	0	8	0	0	14	8
Financials	2,763	0	0	0	0	(346)	0	0	2,417	(346)
Industrials	6,400	50	0	0	0	(632)	0	0	5,818	(632)
Materials	92	0	(101)	0	101	(92)	0	0	0	0
Rights
Financials	50	0	0	0	0	16	0	0	66	16

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2023 (Unaudited)

Warrants
Financials	54	0	0	0	0	20	0	0	74	21
Information Technology	598	0	0	0	0	(218)	0	0	380	(218)

Totals	$48,523	$2,963	$(3,998)	$(123)	$284	$(5,917)	$15	$(22,385)	$19,362	$(3,623)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
					(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2023	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$1,676	Discounted Cash Flow	Discount Rate		8.410	—
	2,525	Indicative Market Quotation	Price		97.000	—
	15	Third Party Vendor	Broker Quote		91.000	—
Asset-Backed Securities	6,191	Discounted Cash Flow	Discount Rate		10.000 - 16.000	13.183
Common Stocks
Consumer Discretionary	186	Adjusted Market Price	Adjustment Factor		10.000	—
Energy	14	Comparable Multiple	EBITDA Multiple	X	4.400	—
Financials	2,417	Indicative Market Quotation	Price		$22.250	—
Industrials	742	Discounted Cash Flow	Discount Rate		13.960	—
	5,076	Discounted Cash Flow/Comparable Multiple	Discount Rate/Revenue Multiple/EBITDA Multiple	%/X/X	10.000/0.550/6.000	—
Rights
Financials	66	Other Valuation Techniques(2)	—		—	—
Warrants
Financials	2	Indicative Market Quotation	Price		$1.000 - 2.250	2.119
	72	Other Valuation Techniques(2)	—		—	—
Information Technology	380	Comparable Multiple	EBITDA Multiple	X	4.500	—

Total	$19,362

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOM	Bank of Montreal	FICC	Fixed Income Clearing Corporation	RCY	Royal Bank of Canada
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC
CDI	Natixis Singapore	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MYI	Morgan Stanley & Co. International PLC	ULO	UBS AG London

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar	MXN	Mexican Peso	ZAR	South African Rand

Index/Spread Abbreviations:
EUR003M	3 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
LIBOR01M	1 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ALT	Alternate Loan Trust	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
DAC	Designated Activity Company	PIK	Payment-in-Kind